Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
Activity associated with the Company’s related party arrangements for the years ended December 31, 2018, 2017, and 2016 is summarized below:

Expenses with related parties	Year ended December 31,
(in millions)	2018	2017	2016
Cost of materials and other
Joint Venture Transportation Agreement:
Enable JV	$8	$2	$—

Payments made
Dividends (1)	179	$142	142
Tax Allocation Agreement with AEP	12	15	45

Amounts due to/from related parties
(in millions)	December 31, 2018	December 31, 2017
Accounts Receivable (Payable)
Tax Allocation Agreement with AEP	$4	$5
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(1) See below for a summary of the dividends paid to IEP for the periods ended December 31, 2018, 2017, and 2016.

Schedule of dividends paid
The following is a summary of the quarterly and special dividends paid to stockholders, including IEP and its affiliates during the years ended December 31, 2018 and 2017:

(in millions)	December 31, 2017	March 31, 2018	June 30, 2018	September 30, 2018	Total Dividends Paid in 2018
Amount paid to IEP	$36	$36	$53	$54	$179
Amounts paid to public stockholders	7	8	22	22	59
Total amount paid	$43	$44	$75	$76	$238

Per common share	$0.50	$0.50	$0.75	$0.75	$2.50

(in millions)	December 31, 2016	March 31, 2017	June 30, 2017	September 30, 2017	Total Dividends Paid in 2017
Amount paid to IEP	$35	$36	$35	$36	$142
Amounts paid to public stockholders	8	8	8	8	32
Total amount paid	$43	$44	$43	$44	$174

Per common share	$0.50	$0.50	$0.50	$0.50	$2.00

(in millions)	December 31, 2015	March 31, 2016	June 30, 2016	September 30, 2016	Total Dividends Paid in 2016
Amount paid to IEP	$35	$36	$35	$36	$142
Amounts paid to public stockholders	8	8	8	8	32
Total amount paid	$43	$44	$43	$44	$174

Per common share	$0.50	$0.50	$0.50	$0.50	$2.00